CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 66,082	$ 59,767
Designated cash	167	0
Restricted deposits	9	12
Prepaid expenses and other receivables	2,494	1,446
Aspire Group	1,483	56
Due from the Michigan Joint Operation and NPI	3,560	3,192
Trade receivables	3,724	3,701
Total current assets	77,519	68,174
NON-CURRENT ASSETS
Restricted deposits	154	164
Restricted deposits - Joint Venture	3,848	3,773
Property and equipment	2,159	1,301
Intangible assets	22,354	17,835
Right-of-use assets	7,882	3,127
Deferred taxes	1,839	211
Total non-current assets	38,236	26,411
Total assets	115,755	94,585
CURRENT LIABILITIES
Trade and other payables	7,902	4,910
Lease liabilities	769	1,651
Capital notes and accrued interest due to Aspire Group	21,086	0
Loans and other due to Caesars, net	0	1,972
Employees withholding payable	167	0
Employees' related payables and accruals	4,202	3,562
Total current liabilities	34,126	12,095
NON-CURRENT LIABILITIES
Capital notes and accrued interest due to Aspire Group	0	17,739
Loans and other due to Caesars, net	12,899	10,666
Company share of Joint Venture net liabilities	830	1,025
Lease liabilities	7,820	1,855
Accrued severance pay, net	286	384
Total non-current liabilities	21,835	31,669
EQUITY
Share capital	45	44
Reserve with respect to transaction under common control	(8,467)	(8,467)
Reserve with respect to funding transaction with related parties	20,072	20,072
Share premium	70,812	68,608
Share based payments reserve	6,023	3,907
Accumulated losses	(28,691)	(33,343)
Total equity (deficit)	59,794	50,821
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 115,755	$ 94,585